Share-Based Compensation	12 Months Ended
Sep. 30, 2013
Share-based Compensation [Abstract]
Share-Based Compensation
11. Share-Based Compensation

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan.

Stock Option Plans

The Company’s stock option awards are generally subject to graded vesting over a three-year service period. All outstanding options were granted at prices equal to fair market value at the date of grant. The options granted prior to September 30, 2003, have a 10-year contractual life from date of issuance, expiring in various periods through 2013. Beginning in fiscal 2004, the options granted have a five-year contractual life from date of issuance. The Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.

The fair value of each option award is estimated as of the date of grant using the Black-Scholes option pricing model. The weighted average assumptions for the periods indicated are noted below. Expected volatility is based on historical volatility of ESCO’s stock calculated over the expected term of the option. The Company utilizes historical company data to develop its expected term assumption. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the date of grant. There were no stock option grants during 2013, 2012 or 2011.

Information regarding stock options awarded under the option plans is as follows:

	FY2013		FY2012		FY2011
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares	Avg. Price	Shares	Avg. Price
October 1,	125,816	$36.29	435,054	$35.58	761,931	$35.15
Granted	—	—	—	—	—	—
Exercised	(51,116)	$34.70	(100,872)	$14.98	(104,912)	$13.18
Cancelled	(7,350)	$37.30	(208,366)	$45.18	(221,965)	$44.67
September 30,	67,350	$37.39	125,816	$36.29	435,054	$35.58
At September 30,
Reserved for future grant	500,000		1,301,090		1,115,776
Exercisable	67,350	$37.39	125,149	$36.31	397,073	$35.42

The aggregate intrinsic value of options exercised during 2013, 2012 and 2011 was $0.3 million, $2 million and $2.4 million, respectively. The aggregate intrinsic value of stock options outstanding and exercisable at September 30, 2013, was zero. The weighted-average fair value of stock options per share granted in 2013, 2012 and 2011 and 2010 was zero respectively.

Summary information regarding stock options outstanding at September 30, 2013, is presented below:

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2013	Life	Price
$32.55	2,000	1.3 years	$32.55
$37.54	65,350	.02 years	$37.54
	67,350	.06 years	$37.39

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2013	Price
$32.55	2,000	$32.55
$37.54	65,350	$37.54
	67,350	$37.39

Performance-accelerated Restricted Share Awards

The performance-accelerated restricted shares (restricted shares) have a five-year term with accelerated vesting if certain targets based on market conditions are achieved. In these cases, if it is probable that the performance condition will be met, the Company recognizes compensation cost on a straight-line basis over the shorter performance period; otherwise, it will recognize compensation cost over the longer service period. Compensation cost for the majority of the outstanding restricted share awards is being recognized over the shorter performance period as it is probable the performance condition will be met. The restricted share award grants were valued at the stock price on the date of grant. Pretax compensation expense related to the restricted share awards for continuing operations was $4 million, $3.8 million and $3.4 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively.

The following summary presents information regarding outstanding restricted share awards as of September 30, 2013, and changes during the period then ended:

		Weighted
	Shares	Avg. Price
Nonvested at October 1, 2012	404,448	$32.65
Granted	111,131	$38.76
Vested	(81,834)	$37.39
Cancelled	(8,500)	$34.48
Nonvested at September 30, 2013	425,245	$33.29

Non-Employee Directors Plan

The non-employee directors compensation plan provides to each non-employee director a retainer of 900 common shares per quarter. Compensation expense related to the non-employee director grants was $0.6 million, $0.6 million and $0.6 million for the years ended September 30, 2013, 2012 and 2011, respectively.

Total Share-Based Compensation

The total share-based compensation cost that has been recognized in results of operations and included within SG&A from continuing operations was $4.6 million, $4.4 million and $4.5 million for the years ended September 30, 2013, 2012 and 2011, respectively. The total income tax benefit recognized in results of operations for share-based compensation arrangements was $1.3 million, $1.6 million and $1.8 million for the years ended September 30, 2013, 2012 and 2011, respectively. The Company has elected to use tax law ordering rules when calculating the income tax benefit associated with its share-based payment arrangements. In addition, the Company elected to use the simplified method of calculating the pool of excess tax benefits available to absorb tax deficiencies recognized. As of September 30, 2013, there was $5.6 million of total unrecognized compensation cost related to share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.4 years.